Shareholders Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Oct. 21, 2024	Dec. 31, 2023
Share Repurchase Program [Line Items]
Common stock, par or stated value per share (in dollars per share)	$ 0.001		$ 0.001
Stock Repurchased During Period, Value	$ 342
American Depositary Shares
Share Repurchase Program [Line Items]
Share Repurchase Program, Authorized, Number of Shares		10,000,000
Stock Repurchased During Period, Shares	151,923
Stock Repurchased During Period, Value	$ 342
Share Repurchase Transaction Costs	$ 10
Stock Repurchased During Period Shares Cancelled	0
Share Repurchase Program, Remaining Authorized, Number of Shares	9,668,000